Business Acquisitions and Goodwill (Details Textuals)	12 Months Ended					3 Months Ended		6 Months Ended
	Dec. 31, 2010 USD ($)	Jun. 30, 2011 USD ($)	Dec. 30, 2010 USD ($)	Dec. 20, 2010 USD ($)	Oct. 05, 2010 USD ($)	Jun. 30, 2011 MAC Services Group Limited [Member] USD ($)	Jun. 30, 2010 MAC Services Group Limited [Member] USD ($)	Jun. 30, 2011 MAC Services Group Limited [Member] USD ($)	Jun. 30, 2010 MAC Services Group Limited [Member] USD ($)	Dec. 31, 2010 MAC Services Group Limited [Member] USD ($)	Dec. 31, 2010 MAC Services Group Limited [Member] AUD
Business Acquisition [Line Items]
Amount received by shareholder										$ 3.95	3.90
Business acquisition consideration paid by debt										$ 87,000,000
Acquisition related expenses	6,959,000					300,000		1,400,000
Depreciation of the increased fair value of property, plant and Equipment							2,200,000		4,400,000
Depreciation of the increased fair value of property, plant and Equipment, per diluted share							$ 0.04		$ 0.08
Amortization expense for intangibles acquired net of tax							1,500,000		3,000,000
Amortization expense for intangibles acquired per diluted share							$ 0.03		$ 0.06
Interest expense net of tax							2,700,000		5,400,000
Interest expense diluted per share							$ 0.05		$ 0.10
Business Acquisitions and Goodwill (Textuals) [Abstract]
Consideration for business acquisition			638,000,000	47,100,000	30,200,000
Amount of Senior Secured Bank Facility	1,050,000,000	1,000,000,000
Estimated contingent consideration				$ 4,000,000